(18) Stock Options and Warrants: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	3 Months Ended
Dec. 31, 2013
Details
Expected stock price volatility	103.00%
Risk free interest rate	0.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	1 year